UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/00

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              11/14/00
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:       $162,210,327


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or        Put/  Investment   Other  ------------------------
Name of Issuer               of Class    CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers     Sole    Shared  None
--------------               -------- -----------     --------  --------- ------ ----  ---------- -------- ----------  ------  ----

Activeworlds Com Inc          COM NEW 00504X 20 7      $32,825     25,000                                        X
Hollywood Casino Corp          CL A   436132 20 3   $1,326,450    143,400                                        X
Gray Communications Sys Inc     COM   389190 10 9   $3,251,437    311,500                                        X
Weblink Wireless Inc           CL A   94769A 10 1   $5,905,152    768,100                                        X
Alaris Med Inc                  COM   011637 10 5     $148,750    119,000                                        X
North Pittsburgh Sys Inc        COM   661562 10 8   $1,675,466    122,970                                        X
Opti Inc                        COM   683960 10 8     $628,650    114,300                                        X
Park Pl Entmt Corp              COM   700690 10 0     $226,875     15,000                                        X
Casino Data Sys                 COM   147583 10 8     $448,000     64,000                                        X
Niagara Corp                    COM   653349 10 0   $1,241,625    331,100                                        X
Pioneer Cos Inc                CL A   723643 10 2     $852,652    213,163                                        X
Wyndham Intl Inc               CL A   983101 10 6   $3,626,000  2,000,000                                        X
Corecomm LTD                    Ord   G2422R 10 9   $3,250,406    409,500                                        X
UnitedHealth Group Inc          COM   91324P 10 2   $1,481,250     15,000                                        X
Royal Caribbean Cruises LTD     COM   V7780T 10 3   $1,158,300     45,000                                        X
AT&T Corp                       COM   001957 10 9   $8,076,626    274,949                                        X
Avatar Hldgs Inc                COM   053494 10 0   $4,500,650    233,800                                        X
BCE Inc                         COM   05534B 10 9   $3,272,500    140,000                                        X
Block Drug Inc                 CL A   093644 10 2   $1,798,312     41,700                                        X
Avatar Hldgs Inc              SUB NT
                                CONV
                               7%05   053494 AD 2     $191,400    220,000                                        X
Cole National Corp New         CL A   193290 10 3     $175,500     27,000                                        X
Crestline Cap Corp              COM   226153 10 4  $30,144,657  1,502,500                                        X
Rite Aid Corp                   COM   767754 10 4     $100,000     25,000                                        X
Dobson Communications Corp     CL A   256069 10 5     $514,080     35,000                                        X
Endo Pharmaceuticals Hldgs Inc  COM   29264F 20 5     $242,381     24,700                                        X
Isle of Capri Casinos Inc       COM   464592 10 4  $21,393,100  1,380,200                                        X
Mariner Post-Acute Network Inc  COM   568459 10 1       $7,189     86,620                                        X
Pricesmart Inc                  COM   741511 10 9  $19,584,806    507,050                                        X
Penwest Pharmaceuticals Co      COM   709754 10 5   $3,204,988    252,600                                        X
R H Donnelley Corp            COM NEW 74955W 30 7   $1,056,250     50,000                                        X
AT&T Corp                     COM LIB
                               GRP A  001957 20 8  $24,636,024  1,368,668                                        X
AT&T CDA Inc                 DepsRCPT
                               CL B   00207Q 20 2   $4,382,850    143,700                                        X
Syntellect Inc                  COM   87161L 10 5     $600,923     67,000                                        X
Sun Intl Hotels Ltd             ORD   P8797T 13 3   $1,854,930     96,360                                        X
Saga Communications            CL A   786598 10 2  $11,219,323    679,959                                        X
                                                   -----------
                     TOTAL                        $162,210,327